COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) property lease	Dec. 31, 2017 CAD ($)
Disclosure of commitments and contingencies
Contractual commitments related to construction and development projects, the purchase of property in the United States and the leasehold interest in two properties in Canada	$ 457,000
Minimum annual rental payments payable under non-cancellable operating leases	1,584
Fair value of investment properties	$ 3,424,978	$ 2,733,568
Mississauga, Ontario
Disclosure of commitments and contingencies
Number of properties | property	2
Contractual commitments related to construction and development projects, the purchase of property in the United States and the leasehold interest in two properties in Canada	$ 154,000
Leased land
Disclosure of commitments and contingencies
Number of properties | property	2
Number of ground leases | lease	2
Fair value of investment properties	$ 57,200
Not later than 1 year
Disclosure of commitments and contingencies
Minimum annual rental payments payable under non-cancellable operating leases	461
Later than 1 year and not later than 5 years
Disclosure of commitments and contingencies
Minimum annual rental payments payable under non-cancellable operating leases	1,123
Lease maturity in 2049 | Leased land
Disclosure of commitments and contingencies
Annual payment	500
Lease maturity in 2096 | Leased land
Disclosure of commitments and contingencies
Annual payment	$ 100